Schedule of Future Minimum Lease Payments for Capital Leases (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 1	$ 50,997
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 2	50,997
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 3	21,249
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 4	123,243
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 5	(8,926)
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 6	114,317
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 7	45,278
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 8	69,039
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 9	$ 114,317